Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2022 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS – 111.2%
	CALL OPTIONS – 14.3%
	S&P 500 Index
355	Exercise Price: $4,000.00, Notional Amount: $142,000,000, Expiration Date: January 20, 2023	$644,325
286	Exercise Price: $3,825.00, Notional Amount: $109,395,000, Expiration Date: June 16, 2023	7,895,030
406	Exercise Price: $4,000.00, Notional Amount: $162,400,000, Expiration Date: March 17, 2023	3,587,010
406	Exercise Price: $4,000.00, Notional Amount: $162,400,000, Expiration Date: June 16, 2023	7,320,180
	TOTAL CALL OPTIONS
	(Cost $25,307,554)	19,446,545
	PUT OPTIONS – 96.9%
	S&P 500 Index
355	Exercise Price: $5,000.00, Notional Amount: $177,500,000, Expiration Date: January 20, 2023	40,690,100
406	Exercise Price: $5,000.00, Notional Amount: $203,000,000, Expiration Date: March 17, 2023	45,541,020
250	Exercise Price: $3,700.00, Notional Amount: $92,500,000, Expiration Date: February 28, 2023	1,830,000
406	Exercise Price: $5,000.00, Notional Amount: $203,000,000, Expiration Date: June 16, 2023	43,738,380
	TOTAL PUT OPTIONS
	(Cost $129,970,142)	131,799,500
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $155,277,696)	151,246,045

Principal Amount
	SHORT-TERM INVESTMENTS–7.6%
$10,368,291	UMB Bank Demand Deposit, 0.01%[1]	10,368,291
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,368,291)	10,368,291
	TOTAL INVESTMENTS – 118.8%
	(Cost $165,645,987)	161,614,336
	Liabilities in Excess of Other Assets – (18.8)%	(25,569,313)
	TOTAL NET ASSETS – 100.0%	$136,045,023

Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS – (20.2)%
	CALL OPTIONS – (0.1)%
	S&P 500 Index
(355)	Exercise Price: $5,000.00, Notional Amount: $(177,500,000), Expiration Date: January 20, 2023	$0
(406)	Exercise Price: $5,000.00, Notional Amount: $(203,000,000), Expiration Date: March 17, 2023	(14,210)
(406)	Exercise Price: $5,000.00, Notional Amount: $(203,000,000), Expiration Date: June 16, 2023	(115,710)
	TOTAL CALL OPTIONS
	(Proceeds $215,470)	(129,920)
	PUT OPTIONS – (20.1)%
	S&P 500 Index
(355)	Exercise Price: $4,000.00, Notional Amount: $(142,000,000), Expiration Date: January 20, 2023	(5,914,300)
(406)	Exercise Price: $4,000.00, Notional Amount: $(162,400,000), Expiration Date: March 17, 2023	(8,934,030)
(16)	Exercise Price: $3,830.00, Notional Amount: $(6,128,000), Expiration Date: January 20, 2023	(104,480)
(500)	Exercise Price: $3,300.00, Notional Amount: $(165,000,000), Expiration Date: February 28, 2023	(602,500)
(32)	Exercise Price: $3,845.00, Notional Amount: $(12,304,000), Expiration Date: January 20, 2023	(229,760)
(16)	Exercise Price: $3,840.00, Notional Amount: $(6,144,000), Expiration Date: January 13, 2023	(98,640)
(16)	Exercise Price: $3,935.00, Notional Amount: $(6,296,000), Expiration Date: January 6, 2023	(155,360)
(16)	Exercise Price: $3,835.00, Notional Amount: $(6,136,000), Expiration Date: January 27, 2023	(124,560)
(406)	Exercise Price: $4,000.00, Notional Amount: $(162,400,000), Expiration Date: June 16, 2023	(11,250,260)
	TOTAL PUT OPTIONS
	(Proceeds $32,512,738)	(27,413,890)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $32,728,208)	$(27,543,810)

[1]The rate is the annualized seven-day yield at period end.